June 4, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor ETF Trust (the “Trust”) – Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A (the “Amendment”)

1933 Act Registration No. 333-255884

1940 Act Registration No. 811-23661

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a.	the form of the Trust’s Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment; and

b.	the text of the Amendment was filed with the Commission via EDGAR on June 2, 2026 (Accession No. 0001193125-26-253882) with an effective date of June 2, 2026.

Please do not hesitate to contact the undersigned at (312) 443-4635 if you have any questions.

Sincerely,

/s/ Meredyth A. Whitford-Schultz
Meredyth A. Whitford-Schultz Secretary

Cc:	Stephanie A. Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Diana R. Podgorny, Esq.

Harbor ETF Trust

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Foreside Fund Services, LLC is the Distributor of Harbor ETF Trust